Associates and Joint Ventures - Disclosure of Investments Accounted for Using Equity Method (Details) - EUR (€) € in Millions			1 Months Ended	7 Months Ended	12 Months Ended
	Jul. 29, 2022	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method		€ 12,522		€ 12,522	€ 11,275	€ 12,522
Share of income (loss) of investments accounted for by the equity method					230	(132)	€ (3)
Investments accounted for by the equity method		251		251	312	251
Share of profit (loss) of associates accounted for using equity method					(13)	5	5
Investments accounted for by the equity method		12,773		12,773	11,587	12,773
Share of income (loss) of investments accounted for by the equity method					217	(127)	2
Investments accounted for by the equity method
Investments accounted for using equity method at beginning of period					12,773
Additions						73
Translation differences and other comprehensive income (loss)					1,562	4,098	(7,236)
Investments accounted for using equity method at ending of period		12,773		12,773	11,587	12,773
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method		12,773		12,773	11,587	12,773	427
Investments accounted for by the equity method
Investments accounted for using equity method at beginning of period					12,773	427
Additions					181	12,329
Disposals					(12)	(5)
Translation differences and other comprehensive income (loss)					(646)	350
(Loss) income					217	(127)
Dividends					(920)	(198)
Transfers and others					(6)	(3)
Investments accounted for using equity method at ending of period		12,773		12,773	€ 11,587	12,773	427
Daytona Midco SL.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					20.00%
Investments accounted for by the equity method		81		81	€ 120	81
Share of profit (loss) of associates accounted for using equity method					€ (1)	0	0
Investments accounted for by the equity method
Additions			€ 81
Adquira España, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					44.44%
Investments accounted for by the equity method		4		4	€ 4	4
Share of profit (loss) of associates accounted for using equity method					€ 0	0	0
InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					40.00%
Investments accounted for by the equity method		76		76	€ 79	76
Share of profit (loss) of associates accounted for using equity method					€ 0	(1)	0
Alamo HoldCo S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					40.00%
Investments accounted for by the equity method		0		0	€ 12	0
Share of profit (loss) of associates accounted for using equity method					€ (15)	0	0
Internet para todos S.A.C
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					54.67%
Investments accounted for by the equity method		52		52	€ 55	52
Share of profit (loss) of associates accounted for using equity method					€ (3)	(5)	0
Telefónica Factoring España, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		7		7	€ 7	7
Share of profit (loss) of associates accounted for using equity method					€ 4	3	3
Telefónica Factoring do Brasil, Ltda.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		3		3	€ 3	3
Share of profit (loss) of associates accounted for using equity method					€ 3	3	2
Telefónica Factoring Peru, S.A.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		3		3	€ 2	3
Share of profit (loss) of associates accounted for using equity method					€ 1	1	1
Telefónica Factoring Colombia, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		2		2	€ 1	2
Share of profit (loss) of associates accounted for using equity method					€ 1	1	1
Telefónica Factoring México,S.A. de C.V.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		1		1	€ 1	1
Share of profit (loss) of associates accounted for using equity method					€ 0	0	0
Telefónica Factoring Chile, SpA.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		1		1	€ 1	1
Share of profit (loss) of associates accounted for using equity method					€ 0	0	0
Telefonica Factoring Ecuador, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		0		0	€ 0	0
Share of profit (loss) of associates accounted for using equity method					€ 0	0	0
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		19		19	€ 19	19
Share of profit (loss) of associates accounted for using equity method					€ 2	2	(1)
Movistar Consumer Finance Colombia SAS.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)					50.00%
Investments accounted for by the equity method		1		1	€ 2	1
Share of profit (loss) of associates accounted for using equity method					(3)	(1)	0
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method		€ 1		€ 1	6	1
Share of profit (loss) of associates accounted for using equity method					€ (2)	€ 2	(1)
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)		50.00%		50.00%	50.00%	50.00%
Investments in joint ventures accounted for using equity method		€ 12,129		€ 12,129	€ 10,779	€ 12,129
Share of income (loss) of investments accounted for by the equity method				(103)	292	(103)	0
Share of profit (loss) of associates accounted for using equity method				0	€ 1	0
Investments accounted for by the equity method
Additions						12,012
Movistar Prosegur Alarmas
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)					50.00%
Investments in joint ventures accounted for using equity method		263		263	€ 252	263
Share of income (loss) of investments accounted for by the equity method					€ (12)	€ (2)	(4)
FiBrasil Infraestructura e Fibra Ótica, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)					50.00%	50.00%
Investments in joint ventures accounted for using equity method		68		68	€ 79	€ 68
Share of income (loss) of investments accounted for by the equity method					€ (8)	(3)	0
Unsere Grüne Glasfaser
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)					50.00%
Investments in joint ventures accounted for using equity method		53		53	€ 108	53
Share of income (loss) of investments accounted for by the equity method					€ (64)	(25)	(1)
Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)	50.00%				25.00%
Investments in joint ventures accounted for using equity method		0		0	€ 55	0
Share of income (loss) of investments accounted for by the equity method					26	0	0
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method		€ 9		€ 9	2	9
Share of income (loss) of investments accounted for by the equity method					€ (4)	€ 1	€ 2